Summary of Potentially Dilutive Securities (Detail)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	123,883,272	91,593,860	39,232,162	92,540,254	91,421,757	100,224,000	79,356,752
Common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	39,601,640	7,890,844	37,279,442	8,548,888	7,635,190	16,520,984	19,164,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities							414,816
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	83,703,016	83,703,016		83,703,016	83,703,016	83,703,016	59,777,936
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities			1,134,851
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	578,616		349,165	288,350	83,551
Employee Stock Purchase Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities			468,704